SCHEDULE OF INVESTMENTS October 31, 2019 Unaudited

	Principal Amount	Value
Corporate Bonds and Notes—26.6%
Consumer Discretionary—2.0%
Automobiles—2.0%
Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts., 5/5/20[1]	$1,000,000	$ 1,001,367
3.10% Sr. Unsec. Nts., 5/4/20[1]	1,000,000	1,005,327
		2,006,694

Consumer Staples—3.5%
Beverages—1.0%
Diageo Capital plc, 3.00% Sr. Unsec. Nts., 5/18/20	1,000,000	1,005,977

Food Products—2.5%
Mondelez International, Inc., 3.00% Sr. Unsec. Nts., 5/7/20	2,500,000	2,513,315

Financials—16.6%
Capital Markets—1.0%
American Honda Finance Corp., 2.326% [US0003M+15] Sr.
Unsec. Nts., 11/13/19[2]	1,000,000	1,000,086

Commercial Banks—13.6%
Bank of Montreal, 2.732% [US0003M+60] Sr. Unsec. Nts.,
12/12/19[2]	1,200,000	1,200,990
Branch Banking & Trust Co., 2.451% [US0003M+45] Sr.
Unsec. Nts., 1/15/20[2]	1,250,000	1,250,613
JPMorgan Chase & Co., 4.95% Sr. Unsec. Nts., 3/25/20	500,000	505,842
National Australia Bank Ltd., 2.60% [US0003M+59] Sr.
Unsec. Nts., 1/10/20[1,2]	1,500,000	1,501,738
National Bank of Canada, 2.602% [US0003M+60] Sr. Unsec.
Nts., 1/17/20[2]	2,000,000	2,002,494
Sumitomo Mitsui Banking Corp.:
2.45% Sr. Unsec. Nts., 1/16/20	1,300,000	1,301,547
2.514% Sr. Unsec. Nts., 1/17/20	1,263,000	1,264,426
UBS AG (Stamford CT), 2.35% Sr. Unsec. Nts., 3/26/20	2,000,000	2,003,837
Westpac Banking Corp.:
2.438% [US0003M+28] Sr. Unsec. Nts., 5/15/20[2]	1,500,000	1,502,175
3.05% Sr. Unsec. Nts., 5/15/20	1,000,000	1,006,400
		13,540,062

Consumer Finance—2.0%
Capital One NA, 2.35% Sr. Unsec. Nts., 1/31/20	2,000,000	2,001,257

Industrials—3.0%
Aerospace & Defense—2.0%
General Dynamics Corp., 2.875% Sr. Unsec. Nts., 5/11/20	2,000,000	2,010,206

Machinery—1.0%
Caterpillar Financial Services Corp., 2.95% Sr. Unsec. Nts.,
5/15/20	1,000,000	1,005,959

1 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Materials—1.5%
Chemicals—1.5%
Diageo Capital plc, 2.364% [US0003M+24] Sr. Unsec. Nts.,
5/18/20[2]	$1,500,000	$ 1,501,249
Total Corporate Bonds and Notes (Cost $26,486,415)		26,584,805

Short-Term Notes—73.1%
Automobiles—7.2%
Hyundai Capital America, 2.203%, 12/18/19[1,3]	2,250,000	2,243,889
Nissan Motor Acceptance Corp., 2.226%, 1/8/20[1,3]	2,500,000	2,489,487
VW Credit, Inc., 2.292%, 12/6/19[1,3]	2,500,000	2,494,937
		7,228,313

Beverages—2.5%
Keurig Dr. Pepper, Inc., 2.185%, 11/8/19[1,3]	2,500,000	2,498,843

Commercial Banks—13.1%
Federation des Caisses Desjardins du Quebec, 2.157%,
11/1/19[1,3]	2,700,000	2,699,887
Ford Motor Credit Co. LLC, 2.514%, 1/21/20[1,3]	1,000,000	993,784
Industrial & Commercial Bank of China Ltd./New York, NY,
2.204%, 11/4/19[1,3]	1,200,000	1,199,753
Natixis SA/New York, NY, 1.97%, 4/8/20[3]	2,500,000	2,479,800
Societe Generale SA, 2.19%, 7/31/20[3]	2,795,000	2,801,391
Sumitomo Mitsui Banking Corp., 2.132%, 12/16/19[1,3]	1,500,000	1,496,417
United Overseas Bank Ltd., 2.118%, 11/12/19[1,3]	1,400,000	1,399,271
		13,070,303

Diversified Financial Services—4.5%
Great Bridge Capital Co. LLC, 2.34%, 12/2/19[1,3]	2,500,000	2,496,107
Hitachi Capital America Corp., 2.234%, 11/4/19[3]	2,000,000	1,999,578
		4,495,685

Diversified Telecommunication Services—2.3%
AT&T, Inc., 2.749%, 12/10/19[3]	2,300,000	2,294,544

Electric Utilities—7.5%
Electricite de France SA, 2.217%, 2/3/20[1,3]	2,500,000	2,486,047
Enel Finance America LLC, 2.311%, 12/6/19[1,3]	2,500,000	2,494,937
Entergy Corp., 2.253%, 12/5/19[1,3]	2,500,000	2,495,168
		7,476,152

Food & Staples Retailing—1.2%
Walgreens Boots Alliance, Inc., 2.274%, 3/17/20[3]	1,212,000	1,202,174

Food Products—2.5%
Smithfield Foods, Inc., 2.301%, 11/6/19[1,3]	2,500,000	2,498,906

2 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Health Care Equipment & Supplies—0.5%
Boston Scientific Corp., 2.222%, 1/16/20[1,3]	$500,000	$497,752

Health Care Providers & Services—1.5%
Humana, Inc., 2.108%, 1/3/20[1,3]	1,500,000	1,494,189

Hotels, Restaurants & Leisure—5.3%
Marriott International, Inc., 2.26%, 11/25/19[1,3]	2,700,000	2,696,203
Royal Caribbean Cruises Ltd.:
2.255%, 11/8/19[1,3]	100,000	99,955
2.276%, 11/1/19[1,3]	2,500,000	2,499,859
		5,296,017

Household Products—2.1%
Reckitt Benckiser Treasury Services plc, 2.269%, 1/21/20[1,3]	2,100,000	2,091,070

Machinery—2.1%
CNH Industrial Capital LLC, 2.29%, 1/7/20[1,3]	2,075,000	2,066,797

Metals & Mining—1.0%
Glencore Funding, 2.242%, 11/1/19[1,3]	1,000,000	999,944

Oil, Gas & Consumable Fuels—10.8%
Enbridge US, Inc., 2.159%, 12/2/19[1,3]	2,600,000	2,595,320
ENI Finance USA, Inc., 2.111%, 1/22/20[1,3]	1,000,000	995,364
ETP Legacy LP, 2.05%, 11/1/19[1,3]	2,200,000	2,199,836
Motiva Enterprises LLC, 2.152%, 11/1/19[3]	2,500,000	2,499,873
Suncor Energy, Inc.,, 2.212%, 12/2/19[1,3]	2,500,000	2,495,500
		10,785,893

Pharmaceuticals—2.2%
Pfizer, Inc., 1.916%, 2/13/20[1,3]	2,200,000	2,188,700

Real Estate Investment Trusts (REITs)—2.5%
HCP, Inc., 2.083%, 11/19/19[1,3]	2,500,000	2,497,183

Tobacco—2.3%
BAT International Finance plc:
2.415%, 11/1/19[1,3]	1,250,000	1,249,929
2.465%, 11/5/19[3]	1,000,000	999,717
		2,249,646

Wireless Telecommunication Services—2.0%
Vodafone Group plc, 2.212%, 12/3/19[1,3]	2,000,000	1,996,299
Total Short-Term Notes (Cost $72,914,897)		72,928,410
Total Investments, at Value (Cost $99,401,312)	99.7%	99,513,215
Net Other Assets (Liabilities)	0.3	266,019
Net Assets	100.0%	$99,779,234

3 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at October 31, 2019 was
$62,159,765, which represented 62.30% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Current yield as of period end.

Definitions

ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
US0003M	ICE LIBOR USD 3 Month

4 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO SCHEDULE OF INVESTMENTS October 31, 2019 Unaudited

Note 1 – Additional Valuation Information

As of October 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

5 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND